Business Combinations - Summary of Estimated Earn-out (Details) - USD ($)	Jun. 24, 2022	May 17, 2021
Disclosure Of Business Combinations [Line Items]
Earn-out consideration, subject to achievement of certain revenue milestones		$ 3,189,972
Revised Terms of Earn-out
Disclosure Of Business Combinations [Line Items]
Earn-out consideration, subject to achievement of certain revenue milestones	$ 2,000,000
Achieve earn-out revenue of minimum US$2,000,000 from acquisition date to June 30, 2022 | Revised Terms of Earn-out
Disclosure Of Business Combinations [Line Items]
Earn-out consideration, subject to achievement of certain revenue milestones	500,000
Onboard 300 new customers on the IT platform commencing March 1, 2022 | Revised Terms of Earn-out
Disclosure Of Business Combinations [Line Items]
Earn-out consideration, subject to achievement of certain revenue milestones	225,000
Submit US$1 billion in trade value of qualified deals as defined in the addendum on or after March 1, 2022 | Revised Terms of Earn-out
Disclosure Of Business Combinations [Line Items]
Earn-out consideration, subject to achievement of certain revenue milestones	375,000
Establish partnerships with at least 3 new financial institutions as defined in the addendum on or after March 1, 2022 | Revised Terms of Earn-out
Disclosure Of Business Combinations [Line Items]
Earn-out consideration, subject to achievement of certain revenue milestones	375,000
Achieve an annual recurring revenue of US$10 million as defined in the addendum | Revised Terms of Earn-out
Disclosure Of Business Combinations [Line Items]
Earn-out consideration, subject to achievement of certain revenue milestones	$ 525,000